Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Accounts receivable, net
Accounts receivable	¥ 2,160,714	¥ 2,309,466
Allowance for credit losses:
Balance at beginning of the year	(124,737)	(120,495)
Additions		(2,187)
Reverse	915
Exchange loss	(3,535)	(3,017)
Write-offs	421	962
Balance at end of the year	(126,936)	(124,737)
Accounts receivable, net	¥ 2,033,778	¥ 2,184,729	$ 278,626